GOODWILL AND INTANGIBLES, NET	12 Months Ended
Jan. 02, 2016
GOODWILL AND INTANGIBLES, NET
GOODWILL AND INTANGIBLES, NET

NOTE 6:  GOODWILL AND INTANGIBLES, NET

The following tables disclose the carrying value of all intangible assets:

In thousands	Weighted Average Amortization Period	January 2, 2016	January 3, 2015
Amortized intangible assets:
Gross carrying amount:
Owned trademarks	—	$467	$467
Customer relationships	12 years	7,168	7,422
Merchandising rights	4 years	16,132	12,012
Reacquired rights	3 years	14,371	14,371
Other	4 years	2,322	2,322

Subtotal		40,460	36,594

Accumulated amortization:
Owned trademarks		(467)	(467)
Customer relationships		(5,297)	(4,769)
Merchandising rights		(6,629)	(4,108)
Reacquired rights		(14,371)	(9,604)
Other		(2,308)	(2,219)

Subtotal		(29,072)	(21,167)

Net:
Owned trademarks		—	—
Customer relationships		1,871	2,653
Merchandising rights		9,503	7,904
Reacquired rights		—	4,767
Other		14	103

Total amortized intangible assets, net		11,388	15,427

Unamortized intangible assets:
Owned trademarks		74,900	74,900

Total intangible assets		$86,288	$90,327

Goodwill(a)		$48,730	$64,798

(a)

The decrease in the balance primarily reflected the reclassification of $16.0 million of goodwill related to the KATE SPADE businesses in Hong Kong, Macau and Taiwan to Investment in unconsolidated subsidiaries in the first quarter of 2015 upon closing of the joint venture with Walton Brown (see Note 1 — Basis of Presentation and Significant Accounting Policies and Note 2 — Acquisition).

Amortization expense of intangible assets was $8.0 million, $8.2 million and $5.7 million for the years ended January 2, 2016, January 3, 2015 and December 28, 2013, respectively.

The estimated amortization expense of intangible assets for the next five years is as follows:

Fiscal Year	Amortization Expense (In millions)
2016	$3.6
2017	3.5
2018	2.8
2019	1.3
2020	0.2

The changes in carrying amount of goodwill for the years ended January 2, 2016 and January 3, 2015 were as follows:

In thousands	KATE SPADE International	Adelington Design Group	Total
Balance as of December 28, 2013	$47,664	$1,447	$49,111
Acquisition of existing KATE SPADE businesses in Southeast Asia	21,836	—	21,836
Translation adjustment	(6,017)	(132)	(6,149)

Balance as of January 3, 2015	63,483	1,315	64,798
Reclassification of goodwill to investment in unconsolidated subsidiaries(a)	(16,009)	—	(16,009)
Translation adjustment	138	(197)	(59)

Balance as of January 2, 2016	$47,612	$1,118	$48,730

(a)

Represents the reclassification of the goodwill related to the KATE SPADE businesses in Hong Kong, Macau and Taiwan to Investment in unconsolidated subsidiaries in the first quarter of 2015 upon closing of the joint venture with Walton Brown (see Note 1 — Basis of Presentation and Significant Accounting Policies and Note 2 — Acquisition).